Advances for drilling units under construction and related costs	12 Months Ended
Dec. 31, 2016
Advances For Drilling Unit Under Construction And Related Costs [Abstract]
Advances for drilling units under construction and related costs
6. Advances for drilling units under construction and related costs:

The amounts shown in the accompanying consolidated balance sheets include milestone payments under the drilling unit building contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2.  For the years ended December 31, 2015 and 2016, the movement of the advances for drilling units under construction and related costs was as follows:

	December 31,
	2015	2016
Balance at beginning of year	$622,507	$394,852
Advances for drilling units under construction and related costs	500,031	242,988
Drilling units delivered	(727,686)	-
Impairment loss (advances and related costs for drilling unit under construction)	-	(92,371)
Balance at end of year	$394,852	$545,469

As of December 31, 2016, the Company has advanced $309,358, $156,900 and $76,600 to the yard for the construction of the Ocean Rig Santorini, the Ocean Rig Crete and the Ocean Rig Amorgos respectively. On August 11, 2016, the Company entered into agreements with the yard to amend certain terms relating to contracts for the construction of its three seventh generation drilling units (the Ocean Rig Santorini, the Ocean Rig Crete and the Ocean Rig Amorgos) which were previously scheduled for delivery in 2017, 2018 and 2019, respectively. As part of the agreements, the deliveries of the Ocean Rig Santorini and the Ocean Rig Crete were postponed to June 2018 and January 2019, respectively, certain installments were rescheduled and the total construction costs were increased to $694,790 and $709,565, respectively. With respect to the Ocean Rig Amorgos, the Company agreed to suspend its construction with an option, subject to the Company's option, to bring it back into force within a period of 18 months after the date of the addendum. Further to that, as of December 31, 2016, the Company impaired the total advances and related costs provided to the yard for the Ocean Rig Amorgos.